Note 3 - Fair Value of Financial Instruments (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value of Financial Instruments

The Company measures and records warrant liabilities at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, includes:

•	Level 1 – Observable inputs for identical assets or liabilities such as quoted prices in active markets;

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•

Level 3 – Unobservable inputs in which little or no market data exists, which are therefore developed by the Company using estimates and assumptions that reflect those that a market participant would use.

Cash equivalents include United States Treasury Notes with original maturities of three months or less at time of purchase and money market funds. Short-term investments primarily include certificates of deposit at commercial banking institutions, with maturities of three months or more at time of purchase.

The valuation methodologies used to measure the fair value of the Company’s assets and instruments classified in stockholders’ equity are described as follows: Certificates of deposit are carried at amortized cost, which approximates fair value and are included within short-term investments as a Level 2 measurement in the table below.

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis.

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	313,737	—	313,737
Total assets	$—	$313,737	$—	$313,737
Liabilities:
Accrued warrant liability	$—	$—	$8,607	$8,607

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	452,301	—	452,301
Total assets	$—	$452,301	$—	$452,301
Liabilities:
Accrued warrant liability	$—	$—	$6,414	$6,414

The Company uses the Black-Scholes model to measure the accrued warrant liability. The following are the assumptions used to measure the accrued warrant liability which were determined in a manner consistent with grants of options to purchase common stock:

	September 30, 2020	December 31, 2019
Stock Price	$1.97	$0.60
Exercise Price	$20.40	$3.64 - $20.40
Term in years	0.29	1.04 - 1.60
Volatility	231.64%	84.59 - 98.24%
Annual rate of quarterly dividends	—%	—%
Discount rate- bond equivalent yield	0.04%	1.58 - 1.59%

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the periods indicated:

	Three Months Ended	Three Months Ended
	September 30, 2020	September 30, 2019
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$275,494	$60,993
Total (gains) or losses, realized and unrealized, included in earnings (1)	(18,337)	(36,532)
Issuances	—	—
Settlements	(248,550)	—
Ending Balance	$8,607	$24,461

	Nine Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2019
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$6,414	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	434,737	(54,176)
Issuances	—	—
Settlements	(432,544)	—
Ending Balance	$8,607	$24,461

(1)

Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three and nine months ended September 30, 2020 and 2019.

As of September 30, 2020 and December 31, 2019, the Company had no assets or liabilities that were measured at fair value on a nonrecurring basis.

The Company considers the accrued warrant liability to be Level 3 because some of the inputs into the measurements are neither directly nor indirectly observable. The accrued warrant liability uses management’s estimate for the expected term. As of September 30, 2020, the Black-Scholes pricing model was used as the valuation technique for the accrued warrant liability and used the unobservable input for the expected term of 0.29 years.

Management believes the value of the accrued warrant liability is more sensitive to a change in the Company’s stock price at the end of the respective reporting period as opposed to a change in the unobservable input described above.

The carrying amounts of the Company’s short-term financial instruments, which include cash and cash equivalents, accounts receivable and accounts payable, approximate their fair values due to their short maturities.

3. Fair Value Measurements

The Company measures and records warrant liabilities at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, includes:

•	Level 1 – Observable inputs for identical assets or liabilities such as quoted prices in active markets;

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•

Level 3 – Unobservable inputs in which little or no market data exists, which are therefore developed by the Company using estimates and assumptions that reflect those that a market participant would use.

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$—	$—	$—	$—
Short-term investments	—	452,301	—	452,301
Total assets	$—	$452,301	$—	$452,301
Liabilities:
Accrued warrant liability	$—	$—	$6,414	$6,414

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,130	$—	$—	$1,130
Short-term investments	—	503,810	—	503,810
Total assets	$1,130	$503,810	$—	$504,940
Liabilities:
Accrued warrant liability	$—	$—	$78,637	$78,637

The Company has certain warrants that could require settlement in cash if a fundamental transaction occurs, as defined in the respective agreements. These agreements specify the amount due to warrant holders is based on the Black-Scholes pricing model.

The following are the assumptions used to measure the accrued warrant liability at December 31, 2019 and 2018:

"Risk-free interest rate" means the range of U.S. Treasury rates with a term that most closely resembles the expected life of the option as of the date the option is granted.

"Expected dividend yield" means the anticipated dividend return for an investor over the expected life. For the Company, this amount is zero as it is not anticipated that dividends will be paid for the foreseeable future.

"Expected life" means the period of time that options granted are expected to remain outstanding, based wholly on the use of the simplified (safe harbor) method. The simplified method is used because the Company does not yet have adequate historical exercise information to estimate the expected life the options granted.

"Expected volatility" means a measure of the amount by which a financial variable, such as share price, has fluctuated (historical volatility) or is expected to fluctuate (implied volatility) during a period. Expected volatility is based on the Company’s historical volatility and incorporates the volatility of the common stock of comparable companies when the expected life of the option exceeds the Company’s trading history.

	December 31,
	2019	2018
Stock Price	$0.60	$1.01
Exercise Price	$3.64 - 20.40	$3.64 - 24.40
Term in years	1.04-1.60	0.04 - 2.60
Volatility	84.59 - 98.24%	88.07 - 108.18%
Annual rate of quarterly dividends	0%	0%
Discount rate- bond equivalent yield	1.58 - 1.59%	0.12 - 2.48%

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurement of the accrued warrant liability for the years ended December 31, 2019 and 2018:

Year Ended December 31, 2019
Beginning Balance	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	(72,223)
Balance at December 31, 2019	$6,414

Year Ended December 31, 2018
Beginning Balance	$1,041,455
Total (gains) or losses, realized and unrealized, included in earnings (1)	(962,818)
Balance at December 31, 2018	$78,637

(1)	Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability.

Separate disclosure is required for assets and liabilities measured at fair value on a recurring basis, as documented above, from those measured at fair value on a nonrecurring basis. As of December 31, 2019 and 2018, the Company had no assets or liabilities that were measured at fair value on a nonrecurring basis.

The Company considers the accrued warrant liability measurement to be Level 3 because some of the inputs into the measurements are neither directly or indirectly observable. The following table summarizes the unobservable inputs into the fair value measurements:

	December 31, 2019
Description	Fair Value	Valuation Technique	Unobservable Input	Range in years
Accrued warrant liability	$6,414	Black-scholes pricing model	Expected term	1.04-1.60

Management believes the value of the accrued warrant liability is more sensitive to changes in the Company’s stock price at the end of the respective reporting period as opposed to changes in the expected term. At December 31, 2019, a 10% increase in the expected term of the Company’s warrants measured using the Black-Scholes pricing model would increase the warrant liability by approximately 3%, while a 10% decrease in the expected term would decrease the warrant liability by approximately 3%. A 10% increase in the Company’s stock price would result in an increase in the accrued warrant liability of approximately 30%, while a 10% decrease in the stock price would decrease the warrant liability by approximately 26%.

The carrying amounts of the Company’s remaining financial instruments, which include cash, short-term investments, accounts receivable and accounts payable, approximate their fair values due to their short maturities.